SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 10:-     SHAREHOLDERS' EQUITY

a.
Ordinary shares:

The ordinary shares confer upon their holders the right to receive notice to participate and vote in general shareholders meetings of the Company to receive dividends, if declared, and to have certain rights upon liquidation of the Company.

b.
Share option plans:

In March 2000, the Company adopted the Compugen Ltd. Share Option Plan (2000) (the "2000 Options Plan"), which provides for the grant of options to purchase up to 1,500,000 ordinary shares to employees and non-employees of the Company and its subsidiaries. The number of shares authorized for issuance under the 2000 Options Plan automatically increased each January 1 by the lesser of 1,500,000 or 4% of the total number of the Company's then outstanding shares or such lower amount as shall be determined by the Board. On July 25, 2010, the Board resolved to cease making grants under the 2000 Options Plan.

In July 2010, the Company adopted the Compugen Ltd. 2010 Share Incentive Plan (the "2010 Options Plan"), which replaced the 2000 Options Plan. Up to 1,953,851 shares were initially reserved for grant, under the 2010 Options Plan to employees and non-employees of the Company and its subsidiaries. The options shares available for grant under the 2000 Options Plan, at such time, as well as any options that may return to such pool in connection with terminated options, will be made available for future grants under the 2010 Options Plan.

In general, options granted under the 2000 Options Plan and the 2010 Options Plan vest over a four-year period and expire 10 years from the date of grant and are granted at an exercise price of not less than the fair market value of the Company's ordinary shares on the date of grant, unless otherwise determined by the board of directors. The exercise price of the options granted under the plans may not be less than the nominal value of the shares into which such options are exercised and the expiration date may not be later than 10 years from the date of grant. Any options that are cancelled or forfeited before expiration become available for future grants. Under the 2010 Options Plan, there were 2,969,072 options to purchase shares available for future grant as of December 31, 2012.

All information below relates to options granted to employees, directors (including Chairman of the Board (see Note 10d below)) and non-employees (see Note 10c below).

Transactions related to the grant of options to employees, directors and non-employees under the above plans during the year ended December 31, 2012, were as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life	Intrinsic value
		$	Years	$

Options outstanding at beginning of year	5,943,400	3.04	6.54	11,298,881
Options granted	1,358,000	4.18		1,391,720
Options exercised	(696,988)	2.70		2,049,848
Options expired	(5,197)	3.86		5,489
Options forfeited	(10,000)	4.13		7,900

Options outstanding at end of year	6,589,215	3.34	6.63	10,958,989

Options vested and expected to vest at end of year	6,326,283	3.31	6.55	10,712,527

Exercisable at end of year	3,717,320	1.54	2.87	8,301,318

Weighted average fair value of options granted during the years 2012, 2011 and 2010 was $ 2.72, $ 2.33 and $ 2.51 per share, respectively.

The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the Company's closing stock price on the last trading day of fiscal 2012 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2012. This amount is impacted by the changes in the fair market value of the Company's shares.

As of December 31, 2012, the total unrecognized estimated compensation cost related to non-vested stock options granted prior to that date was $ 5,314 which is expected to be recognized over a weighted average period of approximately 2.40 years.

The Company used the following weighted-average assumptions for granted options:

	Year ended December 31,
	2012	2011	2010

Volatility	82%	83%	79%
Risk-free interest rate	0.69%	1.49%	2.31%
Dividend yield	0%	0%	0%
Expected life (years)	4.5	4.7	5.0

The stock-based compensation expenses are included as follows in the expense categories:

	Year ended December 31,
	2012	2011	2010

Research and development expenses, net	$1,298	$1,003	$883
Marketing and business development expenses	192	178	91
General and administrative expenses	979	2,219	1,124

	$2,469	$3,400	$2,098

c.	Options to non-employees:

	Year ended December 31, 2012
	Number of options	Weighted average exercise price	Weighted average remaining contractual life
		$	Years

Options outstanding at beginning of year	375,500	4.41	3.84
Options granted	25,000	5.50
Options exercised	(79,000)	3.53
Options expired	-	-

Options outstanding at end of year	321,500	4.71	3.52

Options vested and expected to vest at end of year	321,500	4.71	3.52

Exercisable at end of year	317,337	4.64	3.47

The Company accounts for its options and warrants to non-emplopyees under the ASC 505-50 "Equity Based Payments to Non-Employees". The options are re-measured using a Black-Scholes option-pricing model at their then-current fair value at the last date of each reporting period and compensation cost is adjusted for the changes for those fair values. The Company recognized the compensation cost using the straight-line method.

The Company used the following weighted-average assumptions for the fair value calculation of these options:

	Year ended December 31,
	2012	2011	2010

Volatility	78%	78%	81%
Risk-free interest rate	1.12%	2.56%	2.25%
Dividend yield	0%	0%	0%
Expected life (years)	6.6	6.0	6.0

 As for compensation expenses, see also b above.

d.
On February 28, 2010 the former Chairman of the Board provided the Board with a letter under which he voluntary and irrevocably waives all options held by him solely to the extent that such options would vest after December 31, 2010. As a consequence, the Company recognized the remaining unrecognized compensation costs in total of $ 494 with respect to the above mentioned unvested options held by the former Chairman of the Board.

 As of December 31, 2012, the Company fully recognized those compensation costs.

e.
On May 12, 2011, the shareholders approved a new grant to the former CEO and a current director on the Company's board of directors of a fully vested option to purchase 380,000 shares, exercisable until the earlier to occur of: (i) 180 days after the former CEO and current board member terminates his service as board member for any reason (ii) the date when the options expire had he remained CEO (i.e. after April 19, 2015). The total compensation cost related to this new grant was $ 1,264. As of December 31, 2012, the Company fully recognized those compensation costs.

f.
On December 12, 2011, the Board approved to extend the exercise period of options vested as of December 15, 2010, which were previously granted to the Company's CEO, until October 24, 2016. The Company accounted for the extension of options' terms pursuant to ASC 718 as a modification. Accordingly, additional compensation was calculated by the Company as the fair value of the modified award in excess of the fair value of the original award measured immediately before its terms have been modified based on current circumstances. The total incremental compensation cost related to this modification was $ 61. As of December 31, 2012, the Company fully recognized those compensation costs.